REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New York, New York 10020
(212) 830-5400





                                                    November 26, 1996


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                 Re: Insured Municipal Securities Trust, Series 29
                     File No. 33-45890

Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 29, 1996 and became effective October 31, 1996 pursuant to Rule 485(b).

                                   Insured Municipal Securities Trust,
                                   Series 29


                                   REICH & TANG DISTRIBUTORS L.P.
                                   GRUNTAL & CO. INCORPORATED


                                   By:  _____________________________________
                                        Peter J. DeMarco
                                        as agent for the Sponsors

C/M  11939.0001 430037.1